Prepaid Expenses and Other Current Assets, Net	3 Months Ended
Mar. 31, 2026
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets, net consisted of the following:

	As of December 31,	As of March 31,
	2025	2026
	(Audited)	(Unaudited)
Advances to suppliers(1)	$67,217	$97,538
Securities margin (2)	-	4,198
Value-added tax (“VAT”) receivables	5,268	4,010
Advances to employees (3)	-	1,640
Receivables from payment platforms (4)	1,236	517
Prepaid financing expense (5)	229	80
Others	296	561
Prepaid expenses and other current assets	74,246	108,544
Allowance for credit loss	(174)	(177)
Prepaid expenses and other current assets, net	$74,072	$108,367

(1)	The advances to suppliers are interest-free, unsecured, and expected to be utilized through offset against future payables upon receipt of goods or services within the next 12 months. Management regularly monitors supplier performance, credit risk, and potential indicators of impairment, and evaluates advances for recoverability if recovery becomes doubtful.
(2)	On April 21, 2025, May 15, 2025, and August 12, 2025, Shanghai Cuhong Auto Services Co., Ltd. (“Shanghai Cuhong”), a subsidiary of the Company, provided cash collateral of RMB14.6 million (approximately $2.1 million), RMB7.2 million (approximately $1.0 million) and RMB7.2 million (approximately $1.0 million), respectively, to Beijing Youhu Business Services Co., Ltd. (“Youhu”) under a guarantee agreement. The collateral was intended to secure margin loan obligations of Lu Ruixia, Yang Shuaiqi, Yang Dan and Guo Qingbao with Youhu’s related entities, Tiger Brokers (NZ) Limited and Tiger Brokers (HK) Global Limited. The amount is refundable only when such third parties have fully satisfied and complied with any additional margin requirements. The Group expects that the amount will be recovered by the first quarter of 2027.

(3)	It represented advances to employees for the group’s daily operation. The Group expects that the amount will be recovered by the first quarter of 2027.

(4)	Third-party payment platform receivable represent customer payments collected through online payment platform that have not yet been remitted to the group’s bank accounts as of March 31, 2026.

(5)	It represented prepaid financing expense related to issuance of GEM Warrants (See Note 12).

The Group assessed the collectability of prepayments and other current assets and did not record credit losses for the three months ended March 31, 2025 and 2026, respectively. The movement of allowance for credit losses for the three months ended March 31, 2025 and 2026 were as follows:

	For the three months ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Balance at the beginning of the period	$130	$174
Foreign currency translation	38	3
Balance at the end of the period	$168	$177